Transactions with Directors and Other Key Management Personnel (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure Of Remuneration Of Directors And Other Key Management Personnel [Abstract]
Summary of Remuneration of the Directors and Other Key Management Personnel
The remuneration of the Directors and Other Key Management Personnel of the Santander UK group is set out in aggregate below.

	2021	2020	2019
Directors’ remuneration	£	£	£
Salaries and fees	3,835,797	3,906,401	5,045,302
Performance-related payments(1)	5,195,722	748,495	3,896,382
Other fixed remuneration (pension and other allowances & non-cash benefits)	806,103	1,047,986	1,386,439
Expenses	3,705	2,579	42,526
Total remuneration	9,841,327	5,705,461	10,370,649

	2021	2020	2019
Directors' and Other Key Management Personnel compensation	£	£	£
Short-term employee benefits(2)	23,392,657	17,886,869	23,238,187
Post-employment benefits(3)	913,842	2,107,544	3,674,772
Total compensation	24,306,499	19,994,413	26,912,959
(1)In line with the Code, a proportion of the performance-related payment was deferred. Further details can be found in the Directors Remuneration Report.
(2)In addition to the remuneration in the table above, grants of shares in Banco Santander SA were made as buy-outs of deferred performance-related payments of shares in connection with previous employment for one member of Key Management Personnel of £107,225 of which £25,413 vested in the year (2020: two individuals, one to a director of £1,293,678 of which £242,605 vested in the year and one to Key Management Personnel of £924,133 of which £60,500 vested in the year).
(3)No Termination payments were paid in 2021 to key management persons (2020: £nil ; 2019: £1,076,435 for one individual).

Summary of Transactions with Directors, Other Key Management Personnel
Directors, Other Key Management Personnel (defined as the Executive Committee of Santander UK plc who served during the year) and their connected persons have undertaken the following transactions with the Santander UK group in the ordinary course of business.

		2021		2020
	No.	£000	No.	£000
Secured loans, unsecured loans and overdrafts
At 1 January	9	1,825	18	4,920
Net movements	(5)	(1,798)	(9)	(3,095)
At 31 December	4	27	9	1,825

Deposit, bank and instant access accounts and investments
At 1 January	16	8,063	32	11,975
Net movements	—	(1,636)	(16)	(3,912)
At 31 December	16	6,427	16	8,063